Consolidated Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net (Loss)	$ (2,673,448)	$ (882,509)	$ (2,370,883)	$ (2,147,361)
Adjustments to reconcile net (loss) to net cash provided (used) by operations:
Depreciation and amortization	22,368	$ 11,117	$ 45,201	$ 38,297
Accrued Interest on Notes Payable - Related Party	$ 2,126
(Gain)/Loss on sale of subsidiary				$ (1)
Accretion of discount on bond payable				502,465
(Gain)/Loss on derivative liability				(175,732)
Changes in assets and liabilities:
(Increase) decrease in other receivable,	$ (424,109)	$ (59,870)	$ 17,440	56,346
(Increase) decrease in prepaid expenses & deposits	4,574	12,807	22,988	4,183
Increase (decrease) in accounts payable	(198,666)	$ 120,365	162,950	$ (2,674)
Increase (decrease) in accounts payable - related party	153,597		212,438
Increase (decrease) in accrued expenses	(717,521)	$ 156,114	(124,309)	$ (406,151)
Total Adjustments	(1,157,631)	240,533	336,708	16,733
Net Cash (Used) by Operating Activities	$ (3,831,079)	$ (641,976)	$ (2,034,175)	(2,130,628)
Cash Flows from Investing Activities:
Proceed from sale of subsidiary				1
Net decrease (increase) in cash held in escrow	$ 976,513	$ (69,640)	$ (1,952,034)	(77,468)
Purchase of intangible assets				(27,548)
Net Cash Used by Investing Activities	$ 976,513	$ (69,640)	$ (1,952,034)	(105,015)
Cash Flows from Financing Activities:
Proceeds from notes payable - related party		$ 858,765	814,291	$ 2,754,662
Proceeds from stock sales			7,377,089
Payment of stock offering costs			(89,360)	$ (67,000)
Payments on notes payable - related party			(1,432,213)	(218,136)
Net Cash Provided by Financing Activities		$ 858,765	6,669,807	2,469,526
(Gain) loss on Currency Translation	$ 266,880	15,081	306,439	(219,470)
Net Increase (Decrease) in Cash and Cash Equivalents	(2,587,686)	162,230	2,990,037	14,413
Cash and Cash Equivalents at Beginning of Period	3,008,831	18,794	18,794	4,381
Cash and Cash Equivalents at End of Period	421,145	$ 181,024	3,008,831	18,794
Cash paid during the year for
Interest	$ 1,467		$ 82,816	$ 12,632
Income Taxes
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Accretion of discount on bond payable				$ 502,465
Change in fair market value of derivative liability				$ (175,732)